Quarterly Holdings Report
for
Fidelity® Capital & Income Fund
July 31, 2025
CAI-NPRT1-0925
1.804853.121
Alternative Funds - 2.6%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $378,469,472)	38,033,001	365,786,191

Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Brant Point CLO 2024-5 Ltd Series 2024-5A Class E, CME Term SOFR 3 month Index + 6.7%, 11.0255% 10/20/2037 (d)(e)(f)	757,000	764,494
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0685% 10/25/2037 (d)(e)(f)	1,000,000	1,009,327
OCP Aegis CLO Ltd Series 2024-39A Class D1, CME Term SOFR 3 month Index + 2.8%, 7.1178% 1/16/2037 (d)(e)(f)	490,000	490,319
TOTAL BAILIWICK OF JERSEY		2,264,140
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
720 East CLO IV Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.5%, 10.8176% 4/15/2037 (d)(e)(f)	1,228,000	1,242,525
Apidos Ln Fd 2024-1 Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0685% 4/25/2035 (d)(e)(f)	334,000	334,945
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.582% 10/22/2037 (d)(e)(f)	1,152,000	1,156,851
Arini US Clo II Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 5.65%, 0% 3/31/2038 (d)(e)(f)(g)	721,000	721,100
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.2% 7/20/2038 (d)(e)(f)(g)	1,078,000	1,078,149
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 5.75%, 5.75% 7/20/2038 (d)(e)(f)(g)	691,000	691,095
Bayard Pk Clo Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.35%, 10.6768% 7/24/2038 (d)(e)(f)	1,747,000	1,806,943
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.3176% 3/30/2038 (d)(e)(f)	1,141,000	1,144,481
Benefit Street Partners Clo Xxxix Ltd Series 2025-39A Class D2, CME Term SOFR 3 month Index + 3.65%, 7.9065% 4/15/2038 (d)(e)(f)	1,562,000	1,571,342
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 7.0928% 4/22/2038 (d)(e)(f)	1,672,000	1,675,541
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.0755% 10/20/2037 (d)(e)(f)	903,000	915,360
Carlyle US Clo 2025-2 Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 11.046% 7/25/2038 (d)(e)(f)	1,404,000	1,439,180
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0685% 10/25/2037 (d)(e)(f)	1,082,000	1,089,923
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.6755% 10/20/2037 (d)(e)(f)	412,000	416,115
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 11.579% 7/21/2038 (d)(e)(f)	2,379,000	2,445,381
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0724% 1/17/2038 (d)(e)(f)	956,000	958,580
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.8676% 10/15/2036 (d)(e)(f)	5,156,000	5,190,928
Diameter Cap Clo 7 Ltd / Diameter Cap Clo 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 10.4255% 7/20/2037 (d)(e)(f)	2,754,000	2,790,906
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 8.3834% 4/15/2038 (d)(e)(f)	1,048,000	1,051,149
Flatiron Clo 19 Ltd Series 2025-1A Class ER2, CME Term SOFR 3 month Index + 5.9%, 10.2252% 11/16/2034 (d)(e)(f)	695,000	684,744
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.5334% 4/15/2038 (d)(e)(f)	1,608,000	1,623,990
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5202% 7/20/2037 (d)(e)(f)	471,000	482,345
Madison Park Funding LXXII Ltd Series 2025-72A Class D2, 8.345% 7/23/2038 (d)	664,000	674,869
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 10.3176% 7/15/2037 (d)(e)(f)	914,000	923,775
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5657% 7/20/2036 (d)(e)(f)	1,120,000	1,122,704
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5755% 10/20/2037 (d)(e)(f)	1,070,000	1,083,969
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.8755% 7/20/2037 (d)(e)(f)	1,291,000	1,296,851
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.9255% 10/20/2037 (d)(e)(f)	2,024,000	2,041,259
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.4576% 2/15/2038 (d)(e)(f)	726,000	731,388
Palmer Square Loan Funding 2025-2 Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 4.5% 7/15/2033 (d)(e)(f)(g)	1,586,000	1,586,219
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.0176% 1/15/2033 (d)(e)(f)	2,485,000	2,462,198
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 8.1255% 4/20/2038 (d)(e)(f)	640,000	643,221
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.3176% 10/15/2039 (d)(e)(f)	1,250,000	1,268,603
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		44,346,629
UNITED STATES - 0.0%
Goldentree Loan Management US Clo 7 Ltd Series 2024-7A Class ERR, CME Term SOFR 3 month Index + 5.25%, 9.5755% 4/20/2034 (d)(e)(f)	814,000	805,331
Obra Clo 1 Ltd / Obra Clo 1 LLC Series 2024-1A Class D2, 8.259% 1/20/2038 (d)	750,000	758,000
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 11.0755% 1/20/2038 (d)(e)(f)	864,000	874,324
TOTAL UNITED STATES		2,437,655
TOTAL ASSET-BACKED SECURITIES (Cost $48,576,587)		49,048,424

Bank Loan Obligations - 10.9%
	Principal Amount (a)	Value ($)
CANADA - 0.2%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 8/1/2030 (e)(f)(h)	5,914,925	5,879,790
Consumer Staples - 0.2%
Household Products - 0.2%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 7/8/2031 (e)(f)(h)	19,545,127	16,613,358
TOTAL CANADA		22,493,148
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 5/23/2030 (e)(f)(h)(i)	8,920,000	8,960,854
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8176% 8/15/2028 (e)(f)(h)	21,161,018	19,653,295
LUXEMBOURG - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Klockner Pentaplast of America Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.2266% 2/12/2026 (e)(f)(h)	1,441,038	1,311,315
NETHERLANDS - 0.1%
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 1/17/2032 (e)(f)(h)	20,118,346	20,112,109
SWITZERLAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8327% 11/15/2030 (e)(f)(h)	11,973,438	11,298,255
UNITED KINGDOM - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Connect Finco SARL Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8562% 9/27/2029 (e)(f)(h)	8,601,742	8,425,665
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8327% 2/7/2028 (e)(f)(h)	44,764,922	44,886,235
TOTAL UNITED KINGDOM		53,311,900
UNITED STATES - 10.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.6472% 3/25/2026 (e)(f)(h)	7,560,684	5,399,614
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.5853% 3/25/2026 (e)(f)(h)(j)	210,242	220,754
Aventiv Technologies LLC Tranche FLSO 1LN, term loan 14.5794% 3/25/2026 (e)(h)	1,931,635	2,021,784
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0572% 3/25/2026 (e)(f)(h)	199,296	196,306
		7,838,458
Media - 0.1%
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 6/24/2029 (e)(f)(h)	732,350	732,657
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7207% 1/31/2029 (e)(f)(h)	7,256,250	7,206,400
		7,939,057
TOTAL COMMUNICATION SERVICES		15,777,515

Consumer Discretionary - 1.5%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8562% 5/6/2030 (e)(f)(h)	2,625,196	2,623,883
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6062% 1/23/2032 (e)(f)(h)	6,640,633	6,638,972
Distributors - 0.0%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 6/20/2031 (e)(f)(h)	3,324,931	3,309,969
Diversified Consumer Services - 0.3%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5774% 3/4/2028 (e)(f)(h)	17,510,644	15,387,478
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3528% 5/15/2028 (e)(f)(h)	26,334,614	26,309,860
		41,697,338
Hotels, Restaurants & Leisure - 0.3%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 1/29/2029 (e)(f)(h)(i)	29,071,449	29,077,264
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5695% 12/30/2026 (e)(f)(h)	8,964,051	8,609,971
		37,687,235
Specialty Retail - 0.9%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0487% 10/16/2031 (e)(f)(h)	4,649,863	4,666,137
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0405% 12/4/2031 (e)(f)(h)	2,727,256	2,628,393
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.19% 6/6/2031 (e)(f)(h)	116,079,205	107,972,233
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8562% 1/30/2031 (e)(f)(h)	2,146,324	2,141,087
		117,407,850
TOTAL CONSUMER DISCRETIONARY		209,365,247

Consumer Staples - 0.0%
Beverages - 0.0%
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.6456% 1/24/2029 (e)(f)(h)	1,795,452	1,347,145
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.7956% 1/24/2029 (e)(f)(h)	1,165,101	1,157,819
		2,504,964
Food Products - 0.0%
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6062% 2/12/2031 (e)(f)(h)	2,128,540	2,131,201
TOTAL CONSUMER STAPLES		4,636,165

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 12/30/2027 (e)(f)(h)	2,014,206	2,014,206
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8285% 10/15/2031 (e)(f)(h)	1,694,117	1,702,587
Mesquite Energy Inc 1LN, term loan 0% (e)(h)(i)(j)(k)	2,528,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (e)(f)(h)(i)(j)(k)	5,860,874	0
		3,716,793
Financials - 1.2%
Capital Markets - 0.2%
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3562% 10/31/2031 (e)(f)(h)	9,456,625	9,477,051
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1062% 9/15/2031 (e)(f)(h)	23,964,575	23,970,087
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.9666% 11/26/2031 (e)(f)(h)	1,735,650	1,737,820
		35,184,958
Financial Services - 0.3%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0406% 7/1/2032 (e)(f)(h)	13,725,000	13,682,178
Orion US Finco Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 5/20/2032 (e)(f)(h)(i)	1,270,000	1,275,689
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.072% 2/20/2032 (e)(f)(h)	28,735,000	28,703,679
		43,661,546
Insurance - 0.7%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6062% 6/21/2032 (e)(f)(h)	16,366,551	16,387,009
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3562% 11/6/2030 (e)(f)(h)	11,701,462	11,686,835
Alera Group Intermediate Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6062% 5/31/2032 (e)(f)(h)	3,635,000	3,650,231
Alliant Hldgs Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1028% 9/19/2031 (e)(f)(h)	34,242,802	34,239,378
CRC Insurance Group LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0456% 5/6/2032 (e)(f)(h)	13,536,842	13,804,195
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 5/6/2031 (e)(f)(h)	2,254,718	2,253,770
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8255% 6/20/2030 (e)(f)(h)	7,799,593	7,805,832
		89,827,250
TOTAL FINANCIALS		168,673,754

Health Care - 0.9%
Health Care Equipment & Supplies - 0.2%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6062% 1/15/2031 (e)(f)(h)	3,140,000	3,148,635
Medline Borrower LP 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 10/23/2028 (e)(f)(h)(i)	22,632,940	22,647,198
		25,795,833
Health Care Providers & Services - 0.0%
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8562% 11/15/2028 (e)(f)(h)	6,692,657	6,699,350
Health Care Technology - 0.6%
athenahealth Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1062% 2/15/2029 (e)(f)(h)	28,819,953	28,777,588
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0789% 5/1/2031 (e)(f)(h)	40,928,492	40,792,200
		69,569,788
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6062% 10/8/2030 (e)(f)(h)	18,065,000	17,675,519
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 7/26/2032 (e)(f)(h)(i)	1,310,000	1,309,449
		18,984,968
TOTAL HEALTH CARE		121,049,939

Industrials - 0.9%
Aerospace & Defense - 0.1%
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7956% 1/19/2032 (e)(f)(h)	10,173,125	10,200,796
Commercial Services & Supplies - 0.7%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6062% 2/13/2032 (e)(f)(h)	19,201,875	19,123,915
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6062% 12/21/2028 (e)(f)(h)	17,489,983	17,446,258
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7956% 2/15/2031 (e)(f)(h)	6,265,688	5,181,724
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7759% 8/1/2030 (e)(f)(h)	30,982,671	25,851,321
GEO Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 4/13/2029 (e)(f)(h)(i)	1,731,099	1,732,829
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7019% 6/21/2028 (e)(f)(h)	2,916,375	2,916,054
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.4294% 4/11/2029 (e)(f)(h)	15,327,200	14,692,501
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.59% 11/30/2028 (e)(f)(h)	2,147,999	2,150,147
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.59% 11/30/2028 (e)(f)(h)	165,854	166,019
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4707% 12/10/2026 (e)(f)(h)	4,882,758	4,894,965
		94,155,733
Machinery - 0.1%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 6/28/2032 (e)(f)(h)(i)	1,930,000	1,941,252
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4562% 3/25/2031 (e)(f)(h)	6,068,188	6,058,721
		7,999,973
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5755% 5/28/2032 (e)(f)(h)	1,231,913	1,239,612
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0755% 10/20/2027 (e)(f)(h)	963,110	966,722
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3509% 2/22/2031 (e)(f)(h)	2,262,367	2,268,023
		4,474,357
Professional Services - 0.0%
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6062% 9/29/2031 (e)(f)(h)	5,172,863	5,170,276
TOTAL INDUSTRIALS		122,001,135

Information Technology - 4.4%
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0881% 7/12/2032 (e)(f)(h)	1,948,904	1,950,131
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 8/18/2031 (e)(f)(h)	2,937,800	2,937,066
		4,887,197
IT Services - 1.3%
Acuris Finance US Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0456% 2/16/2028 (e)(f)(h)	696,852	696,475
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (e)(h)	3,368,506	2,728,490
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6062% 3/20/2032 (e)(f)(h)	5,635,875	5,648,218
X Corp 1LN, term loan 9.5% 10/26/2029 (h)	117,435,000	113,781,598
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9579% 10/26/2029 (e)(f)(h)	61,758,291	60,127,254
		182,982,035
Software - 3.1%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7956% 2/23/2032 (e)(f)(h)	225,000	230,569
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7956% 2/24/2031 (e)(f)(h)	11,716,946	11,721,047
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.2062% 12/10/2029 (e)(f)(h)	7,142,318	7,135,175
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3562% 12/11/2028 (e)(f)(h)	17,590,073	17,590,073
Avalara Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 3/26/2032 (e)(f)(h)	28,185,000	28,288,439
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0572% 9/29/2028 (e)(f)(h)	17,891,236	17,939,185
First Advantage Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/31/2031 (e)(f)(h)(i)	3,080,391	3,090,033
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0685% 7/23/2032 (e)(f)(h)	1,635,000	1,633,986
McAfee Corp 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3272% 3/1/2029 (e)(f)(h)	30,781,457	29,697,642
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6062% 5/3/2028 (e)(f)(h)	10,428,634	9,922,845
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8079% 7/1/2031 (e)(f)(h)	29,184,463	28,585,014
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3195% 6/2/2028 (e)(f)(h)	21,392,311	20,953,768
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 10/26/2030 (e)(f)(h)	13,411,369	13,434,838
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3562% 8/31/2028 (e)(f)(h)	83,200,782	83,295,631
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5572% 4/24/2028 (e)(f)(h)	5,803,875	5,795,982
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.81% 2/10/2031 (e)(f)(h)	83,216,101	83,182,815
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 0% 4/12/2031 (e)(f)(h)(i)	34,911,614	34,911,614
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (h)	29,645,000	29,761,505
		427,170,161
TOTAL INFORMATION TECHNOLOGY		615,039,393

Materials - 1.0%
Chemicals - 0.6%
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.082% 10/4/2029 (e)(f)(h)	61,640,078	61,554,398
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 8/25/2031 (e)(f)(h)	8,734,882	8,527,429
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 9/22/2028 (e)(f)(h)	14,493,428	14,490,385
		84,572,212
Containers & Packaging - 0.4%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.5312% 4/13/2029 (e)(f)(h)	62,363,150	62,319,496
TOTAL MATERIALS		146,891,708

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Supply LLC Tranche TLB-EXIT 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8077% 5/17/2030 (e)(f)(h)	548,552	548,980
TOTAL UNITED STATES		1,407,700,629
TOTAL BANK LOAN OBLIGATIONS (Cost $1,568,126,949)		1,544,841,505

Common Stocks - 22.5%
	Shares	Value ($)
CANADA - 0.2%
Information Technology - 0.2%
IT Services - 0.2%
Shopify Inc Class A (l)	195,100	23,848,215
CHINA - 0.6%
Consumer Discretionary - 0.6%
Automobiles - 0.6%
BYD Co Ltd H Shares	5,184,000	75,690,847
FRANCE - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
LVMH Moet Hennessy Louis Vuitton SE	11,800	6,334,382
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City International Holdings Ltd ADR (l)	695,700	3,186,306
Studio City International Holdings Ltd ADR (d)(l)	631,958	2,894,368

TOTAL HONG KONG		6,080,674
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Algoma Steel Sca (j)(l)	198,162	2
NETHERLANDS - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ASML Holding NV depository receipt	21,300	14,797,323
NXP Semiconductors NV	43,500	9,298,995

TOTAL NETHERLANDS		24,096,318
TAIWAN - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	229,000	55,330,980
UNITED STATES - 21.1%
Communication Services - 2.5%
Interactive Media & Services - 2.2%
Alphabet Inc Class A	344,200	66,051,980
Meta Platforms Inc Class A	266,600	206,199,104
Pinterest Inc Class A (l)	966,900	37,322,340
		309,573,424
Media - 0.3%
EchoStar Corp (b)	472,785	15,408,063
EchoStar Corp Class A (l)(m)	769,300	25,071,488
iHeartMedia Inc Class A (l)	104	194
		40,479,745
TOTAL COMMUNICATION SERVICES		350,053,169

Consumer Discretionary - 2.1%
Automobile Components - 0.0%
UC Holdings Inc (j)(l)	677,217	7
Broadline Retail - 0.4%
Amazon.com Inc (l)	256,900	60,142,859
Hotels, Restaurants & Leisure - 0.7%
Airbnb Inc Class A (l)	202,100	26,760,061
Booking Holdings Inc	4,600	25,318,676
Boyd Gaming Corp	453,873	38,533,818
New Cotai LLC / New Cotai Capital Corp (b)(j)(l)	3,366,626	1,380,316
		91,992,871
Household Durables - 0.5%
TopBuild Corp (l)	174,900	64,788,207
Specialty Retail - 0.4%
Dick's Sporting Goods Inc	140,400	29,696,004
Williams-Sonoma Inc	152,606	28,544,952
		58,240,956
Textiles, Apparel & Luxury Goods - 0.1%
Arena Brands Holding Corp (b)(j)(l)	659,302	10,878,483
Crocs Inc (l)	137,705	13,733,320
		24,611,803
TOTAL CONSUMER DISCRETIONARY		299,776,703

Consumer Staples - 0.3%
Beverages - 0.1%
Celsius Holdings Inc (l)	238,100	10,795,454
Consumer Staples Distribution & Retail - 0.2%
Southeastern Grocers Inc rights (j)(l)	793,345	31,083
US Foods Holding Corp (l)	310,200	25,848,966
		25,880,049
TOTAL CONSUMER STAPLES		36,675,503

Energy - 0.7%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd (j)(l)	193,218	2
Superior Energy Services Inc Class A (j)(l)	110,370	6,664,141
		6,664,143
Oil, Gas & Consumable Fuels - 0.7%
California Resources Corp	17,780	856,640
Canvas Energy Inc Series B warrants 10/1/2025 (j)(l)	392	0
Energy Transfer LP	1,252,700	22,598,708
EP Energy Corp (j)(l)	841,775	1,321,587
Expand Energy Corp	954	99,960
Expand Energy Corp warrants 2/9/2026 (l)	1,803	162,270
Mesquite Energy Inc (j)(l)	317,026	63,880,670
Unit Corp	37,978	1,063,764
		89,983,599
TOTAL ENERGY		96,647,742

Financials - 2.9%
Capital Markets - 0.5%
Ares Management Corp Class A	145,100	26,920,403
Blue Owl Capital Inc Class A	1,137,300	22,006,755
Moody's Corp	33,900	17,483,247
PJT Partners Inc Class A	5,092	909,533
		67,319,938
Consumer Finance - 0.2%
OneMain Holdings Inc	569,200	32,894,068
Financial Services - 1.8%
Apollo Global Management Inc	610,300	88,688,796
Block Inc Class A (l)	596,500	46,085,590
Carnelian Point Holdings LP warrants 6/30/2027 (j)(l)	931	2,719
Mastercard Inc Class A	92,500	52,398,475
Visa Inc Class A	178,500	61,666,395
		248,841,975
Insurance - 0.4%
Arthur J Gallagher & Co	211,900	60,868,275
TOTAL FINANCIALS		409,924,256

Health Care - 0.2%
Health Care Providers & Services - 0.2%
Cano Health LLC warrants (j)(l)	10,791	40,682
DaVita Inc (l)	86,600	12,156,042
Encompass Health Corp	34	3,744
Enhabit Inc (l)	17	114
Tenet Healthcare Corp (l)	105,498	17,014,717
		29,215,299
Industrials - 4.8%
Building Products - 0.6%
Carlisle Cos Inc	113,900	40,401,469
Trane Technologies PLC	114,800	50,291,584
		90,693,053
Construction & Engineering - 2.2%
Comfort Systems USA Inc	237,200	166,822,760
EMCOR Group Inc	142,500	89,417,325
IES Holdings Inc (l)	94,400	33,329,808
WillScot Holdings Corp	610,100	17,906,435
		307,476,328
Electrical Equipment - 1.5%
Eaton Corp PLC	206,300	79,367,736
NEXTracker Inc Class A (l)	876,300	51,053,238
nVent Electric PLC	315,900	24,772,878
Vertiv Holdings Co Class A	414,400	60,336,640
		215,530,492
Machinery - 0.5%
Allison Transmission Holdings Inc	151,500	13,645,605
Deere & Co	14,600	7,655,802
Parker-Hannifin Corp	58,900	43,108,910
		64,410,317
Passenger Airlines - 0.0%
Spirit Aviation Holdings Inc	265,711	1,086,758
Spirit Aviation Holdings Inc	57,517	235,245
		1,322,003
Trading Companies & Distributors - 0.0%
Penhall Acquisition Company (j)(l)	34,884	0
TOTAL INDUSTRIALS		679,432,193

Information Technology - 5.7%
Communications Equipment - 0.3%
Arista Networks Inc	384,000	47,316,480
IT Services - 0.0%
GTT Communications Inc (j)(l)	85,487	3,631,488
Semiconductors & Semiconductor Equipment - 3.1%
KLA Corp	42,500	37,358,775
Lam Research Corp	579,000	54,912,360
Marvell Technology Inc	273,600	21,989,232
Micron Technology Inc	170,800	18,641,112
MKS Inc	155,900	14,838,562
NVIDIA Corp	1,349,000	239,946,630
ON Semiconductor Corp (l)	700,403	39,474,713
		427,161,384
Software - 2.2%
Adobe Inc (l)	80,400	28,758,276
AppLovin Corp Class A (l)	37,700	14,729,390
Autodesk Inc (l)	75,700	22,945,427
Figma Inc Class A	8,600	283,800
Gen Digital Inc	606,400	17,882,736
Microsoft Corp	185,200	98,804,200
Monday.com Ltd (l)	206,900	54,267,801
Oracle Corp	169,900	43,115,523
Salesforce Inc	79,900	20,640,567
		301,427,720
Technology Hardware, Storage & Peripherals - 0.1%
Dell Technologies Inc Class C	148,200	19,664,658
TOTAL INFORMATION TECHNOLOGY		799,201,730

Materials - 0.5%
Chemicals - 0.1%
Chemours Co/The	857,210	10,269,376
Construction Materials - 0.3%
Eagle Materials Inc	142,000	31,849,180
Martin Marietta Materials Inc	23,300	13,394,704
		45,243,884
Containers & Packaging - 0.1%
Graphic Packaging Holding CO	746,300	16,687,268
Metals & Mining - 0.0%
Elah Holdings Inc (l)	906	12,240
TOTAL MATERIALS		72,212,768

Utilities - 1.4%
Electric Utilities - 0.4%
Constellation Energy Corp	172,900	60,141,536
Portland General Electric Co	14,817	609,275
		60,750,811
Independent Power and Renewable Electricity Producers - 1.0%
PureWest Energy LLC (j)(l)	17,812	4,004
Vistra Corp	636,300	132,694,002
		132,698,006
TOTAL UTILITIES		193,448,817

TOTAL UNITED STATES		2,966,588,180
TOTAL COMMON STOCKS (Cost $1,936,014,129)		3,157,969,598

Convertible Corporate Bonds - 0.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.7%
Communication Services - 0.4%
Media - 0.4%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	40,925,070	51,811,139
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/2027 (j)	4,570,278	6,378,280
Financials - 0.0%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030	8,566,000	11,795,711
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Wolfspeed Inc 1.875% (k)	118,424,000	35,823,260
TOTAL UNITED STATES		105,808,390
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $131,223,860)		105,808,390

Convertible Preferred Stocks - 0.9%
	Shares	Value ($)
UNITED STATES - 0.9%
Financials - 0.9%
Financial Services - 0.9%
Acrisure Holdings Inc Series A-2 (j) (Cost $119,021,589)	4,942,757	123,272,360

Non-Convertible Corporate Bonds - 48.7%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (d)	8,990,000	8,422,737
Fortescue Treasury Pty Ltd 4.5% 9/15/2027 (d)	9,015,000	8,885,350
Mineral Resources Ltd 8% 11/1/2027 (d)	10,925,000	11,106,063
Mineral Resources Ltd 8.125% 5/1/2027 (d)	18,590,000	18,644,748
Mineral Resources Ltd 8.5% 5/1/2030 (d)	18,940,000	19,387,700
Mineral Resources Ltd 9.25% 10/1/2028 (d)	20,295,000	21,211,364

TOTAL AUSTRALIA		87,657,962
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp 6.5% 2/15/2030 (d)	9,085,000	8,914,656
CANADA - 1.6%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.5%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (d)	12,115,000	11,685,450
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)	39,005,000	36,138,613
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (d)	10,600,000	10,358,198
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (d)	12,285,000	12,425,314
		70,607,575
Household Durables - 0.1%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (d)	7,775,000	7,069,963
TOTAL CONSUMER DISCRETIONARY		77,677,538

Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (d)	12,120,000	10,513,479
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Parkland Corp 4.5% 10/1/2029 (d)	8,995,000	8,666,246
Parkland Corp 4.625% 5/1/2030 (d)	12,175,000	11,675,518
Parkland Corp 6.625% 8/15/2032 (d)	6,030,000	6,163,462
Teine Energy Ltd 6.875% 4/15/2029 (d)	8,990,000	8,840,530
		35,345,756
Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc 10.5% 12/15/2030 (d)	3,840,000	4,080,760
Industrials - 0.3%
Aerospace & Defense - 0.2%
Bombardier Inc 6% 2/15/2028 (d)	6,075,000	6,115,393
Bombardier Inc 7.125% 6/15/2026 (d)	3,102,000	3,111,095
Bombardier Inc 7.25% 7/1/2031 (d)	6,080,000	6,348,772
Bombardier Inc 7.875% 4/15/2027 (d)	2,422,000	2,434,556
Bombardier Inc 8.75% 11/15/2030 (d)	9,040,000	9,728,161
		27,737,977
Machinery - 0.0%
ATS Corp 4.125% 12/15/2028 (d)	7,895,000	7,503,451
Passenger Airlines - 0.1%
Air Canada 3.875% 8/15/2026 (d)	9,105,000	9,007,299
TOTAL INDUSTRIALS		44,248,727

Information Technology - 0.2%
Software - 0.2%
Open Text Corp 6.9% 12/1/2027 (d)	10,610,000	10,954,995
Open Text Holdings Inc 4.125% 12/1/2031 (d)	5,485,000	4,991,630
Open Text Holdings Inc 4.125% 2/15/2030 (d)	5,690,000	5,333,277
		21,279,902
Materials - 0.2%
Chemicals - 0.1%
NOVA Chemicals Corp 8.5% 11/15/2028 (d)	8,160,000	8,569,330
Containers & Packaging - 0.1%
Cascades Inc/Cascades USA Inc 5.375% 1/15/2028 (d)	5,600,000	5,475,724
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (d)	8,880,000	9,090,722
		14,566,446
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (d)	7,020,000	6,963,074
TOTAL MATERIALS		30,098,850

TOTAL CANADA		223,245,012
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gran Tierra Energy Inc 9.5% 10/15/2029 (d)	7,555,000	6,213,988
FRANCE - 1.3%
Communication Services - 1.2%
Diversified Telecommunication Services - 1.2%
Altice France SA 5.125% 1/15/2029 (d)	2,945,000	2,540,063
Altice France SA 5.125% 7/15/2029 (d)	83,885,000	72,560,525
Altice France SA 5.5% 1/15/2028 (d)	4,740,000	4,212,675
Altice France SA 5.5% 10/15/2029 (d)	110,465,000	95,791,080
		175,104,343
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (d)	12,405,000	13,133,086
TOTAL FRANCE		188,237,429
GERMANY - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Mercer International Inc 5.125% 2/1/2029	15,060,000	12,131,469
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (d)	1,725,000	1,580,100
HONG KONG - 0.1%
Industrials - 0.1%
Marine Transportation - 0.1%
Seaspan Corp 5.5% 8/1/2029 (d)	9,095,000	8,660,983
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
CA Magnum Holdings 5.375% 10/31/2026 (d)	4,870,000	4,831,649
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	3,684,000	3,656,775
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	6,085,000	6,082,946

TOTAL ISRAEL		9,739,721
LUXEMBOURG - 0.4%
Communication Services - 0.3%
Media - 0.3%
Altice Financing SA 5% 1/15/2028 (d)	14,560,000	11,669,247
Altice Financing SA 5.75% 8/15/2029 (d)	25,600,000	19,606,557
		31,275,804
Information Technology - 0.1%
Software - 0.1%
ION Trading Technologies Sarl 5.75% 5/15/2028 (d)	12,040,000	11,643,681
ION Trading Technologies Sarl 9.5% 5/30/2029 (d)	9,105,000	9,441,748
		21,085,429
Materials - 0.0%
Metals & Mining - 0.0%
Algoma Steel Sca 0% 12/31/2049 (j)	1,981,620	0
TOTAL LUXEMBOURG		52,361,233
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City Finance Ltd 5% 1/15/2029 (d)	5,700,000	5,336,625
MEXICO - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Borr IHC Ltd / Borr Finance LLC 10% 11/15/2028 (d)	8,025,549	7,658,219
Borr IHC Ltd / Borr Finance LLC 10.375% 11/15/2030 (d)	2,786,189	2,612,053

TOTAL MEXICO		10,270,272
NETHERLANDS - 0.2%
Communication Services - 0.2%
Media - 0.2%
VZ Secured Financing BV 5% 1/15/2032 (d)	24,310,000	21,379,267
Ziggo BV 4.875% 1/15/2030 (d)	7,990,000	7,380,930

TOTAL NETHERLANDS		28,760,197
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Finance Ltd 8.375% 8/1/2030 (d)	11,920,000	12,176,316
SPAIN - 0.1%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (d)	6,075,000	5,852,098
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (d)	7,820,000	7,551,662
TOTAL SPAIN		13,403,760
SWITZERLAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 12% 2/15/2031 (d)	9,700,000	9,114,761
TURKEY - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Eldorado Gold Corp 6.25% 9/1/2029 (d)	13,719,000	13,672,493
UNITED KINGDOM - 1.2%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (d)	21,200,000	19,614,005
Consumer Discretionary - 0.2%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (d)	4,205,000	4,371,493
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (d)	6,430,000	6,806,650
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (d)	8,990,000	9,383,789
		20,561,932
Automobiles - 0.1%
Mclaren Finance PLC 7.5% 8/1/2026 (d)	8,290,000	8,290,000
TOTAL CONSUMER DISCRETIONARY		28,851,932

Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
EG Global Finance PLC 12% 11/30/2028 (d)	98,190,000	108,481,687
Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (d)	6,495,000	6,149,165
Industrials - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce PLC 5.75% 10/15/2027 (d)	10,870,000	11,115,262
TOTAL UNITED KINGDOM		174,212,051
UNITED STATES - 42.2%
Communication Services - 3.1%
Diversified Telecommunication Services - 0.2%
Frontier Communications Holdings LLC 5% 5/1/2028 (d)	19,575,000	19,550,369
Frontier Communications Holdings LLC 5.875% 10/15/2027 (d)	10,375,000	10,376,878
Qwest Corp 7.25% 9/15/2025	1,480,000	1,481,415
		31,408,662
Entertainment - 0.1%
ROBLOX Corp 3.875% 5/1/2030 (d)	9,120,000	8,584,285
Media - 2.8%
CSC Holdings LLC 3.375% 2/15/2031 (d)	11,860,000	7,757,491
CSC Holdings LLC 4.125% 12/1/2030 (d)	10,675,000	7,176,170
CSC Holdings LLC 4.5% 11/15/2031 (d)	7,710,000	5,136,170
DISH Network Corp 11.75% 11/15/2027 (d)	59,780,000	62,257,343
EchoStar Corp 10.75% 11/30/2029	149,905,256	158,096,079
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (e)	46,281,132	43,851,373
Scripps Escrow II Inc 3.875% 1/15/2029 (d)	2,820,000	2,503,524
Sirius XM Radio LLC 3.875% 9/1/2031 (d)	12,130,000	10,706,217
Sirius XM Radio LLC 4% 7/15/2028 (d)	10,140,000	9,651,125
Sirius XM Radio LLC 5% 8/1/2027 (d)	8,280,000	8,189,933
Univision Communications Inc 4.5% 5/1/2029 (d)	12,060,000	11,158,823
Univision Communications Inc 7.375% 6/30/2030 (d)	39,140,000	38,925,121
Univision Communications Inc 8.5% 7/31/2031 (d)	21,160,000	21,489,461
Univision Communications Inc 9.375% 8/1/2032 (d)	13,620,000	14,132,124
		401,030,954
TOTAL COMMUNICATION SERVICES		441,023,901

Consumer Discretionary - 5.4%
Automobile Components - 0.4%
Adient Global Holdings Ltd 7% 4/15/2028 (d)	5,935,000	6,075,154
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (d)	11,885,000	12,151,581
Dana Inc 4.25% 9/1/2030	8,870,000	8,728,823
Dana Inc 4.5% 2/15/2032	9,135,000	8,914,303
Hertz Corp/The 12.625% 7/15/2029 (d)	2,915,000	3,045,393
Hertz Corp/The 5.5% (k)(n)	10,890,000	626,175
Hertz Corp/The 6% (k)(n)	10,285,000	1,851,300
Hertz Corp/The 6.25% (k)(n)	11,875,000	801,563
Hertz Corp/The 7.125% (k)(n)	10,285,000	2,057,000
Nesco Holdings II Inc 5.5% 4/15/2029 (d)	14,525,000	14,161,998
		58,413,290
Automobiles - 0.1%
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (d)	3,550,000	3,207,441
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (d)	4,005,000	3,905,091
Nissan Motor Acceptance Co LLC 7.05% 9/15/2028 (d)	1,785,000	1,839,023
		8,951,555
Broadline Retail - 0.1%
ANGI Group LLC 3.875% 8/15/2028 (d)	5,530,000	5,151,859
Wayfair LLC 7.25% 10/31/2029 (d)	13,000,000	13,227,305
		18,379,164
Distributors - 0.0%
Windsor Holdings III LLC 8.5% 6/15/2030 (d)	5,960,000	6,317,314
Diversified Consumer Services - 0.4%
Adtalem Global Education Inc 5.5% 3/1/2028 (d)	9,010,000	8,901,710
Service Corp International/US 4% 5/15/2031	12,070,000	11,196,624
TKC Holdings Inc 6.875% 5/15/2028 (d)	20,025,000	20,008,253
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (d)	9,760,000	9,759,187
		49,865,774
Hotels, Restaurants & Leisure - 2.7%
Bloomin' Brands Inc / OSI Restaurant Partners LLC 5.125% 4/15/2029 (d)	5,565,000	5,187,256
Boyd Gaming Corp 4.75% 6/15/2031 (d)	15,120,000	14,401,746
Boyne USA Inc 4.75% 5/15/2029 (d)	6,360,000	6,163,211
Carnival Corp 4% 8/1/2028 (d)	56,090,000	54,477,413
Carnival Corp 5.875% 6/15/2031 (d)	8,925,000	9,058,875
Carnival Corp 7% 8/15/2029 (d)	6,075,000	6,383,993
Churchill Downs Inc 5.75% 4/1/2030 (d)	14,970,000	14,933,029
Churchill Downs Inc 6.75% 5/1/2031 (d)	11,880,000	12,129,800
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (d)	25,865,000	24,589,832
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (d)	34,295,000	32,265,707
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (d)	5,595,000	5,329,869
Hilton Domestic Operating Co Inc 4% 5/1/2031 (d)	8,395,000	7,833,212
Hilton Domestic Operating Co Inc 4.875% 1/15/2030	6,900,000	6,805,265
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)	8,555,000	8,693,600
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (d)	11,955,000	12,192,307
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027	8,435,000	8,426,230
Jacobs Entertainment Inc 6.75% 2/15/2029 (d)	8,585,000	8,370,375
Light & Wonder International Inc 7.5% 9/1/2031 (d)	5,990,000	6,243,287
MGM Resorts International 4.75% 10/15/2028	11,125,000	10,977,753
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (d)	17,220,000	17,852,611
NCL Corp Ltd 5.875% 2/15/2027 (d)	12,100,000	12,135,849
Neogen Food Safety Corp 8.625% 7/20/2030 (d)	5,205,000	5,260,381
Papa John's International Inc 3.875% 9/15/2029 (d)	5,560,000	5,292,444
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.625% 9/1/2029 (d)	13,730,000	8,238,000
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.875% 9/1/2031 (d)	2,100,000	1,291,500
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (d)	9,125,000	9,168,271
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (d)	12,110,000	12,429,462
SeaWorld Parks & Entertainment Inc 5.25% 8/15/2029 (d)	12,145,000	11,821,359
Station Casinos LLC 4.625% 12/1/2031 (d)	9,135,000	8,548,784
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (d)	4,965,000	4,932,051
VOC Escrow Ltd 5% 2/15/2028 (d)	19,690,000	19,511,144
Yum! Brands Inc 4.625% 1/31/2032	11,975,000	11,463,565
		382,408,181
Household Durables - 0.6%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (d)	8,940,000	8,383,513
LGI Homes Inc 8.75% 12/15/2028 (d)	6,060,000	6,355,867
Newell Brands Inc 6.375% 5/15/2030	5,960,000	5,776,115
Newell Brands Inc 6.625% 9/15/2029	6,520,000	6,491,075
Newell Brands Inc 8.5% 6/1/2028 (d)	7,450,000	7,806,658
Somnigroup International Inc 3.875% 10/15/2031 (d)	15,965,000	14,412,951
Somnigroup International Inc 4% 4/15/2029 (d)	15,925,000	15,124,167
TopBuild Corp 3.625% 3/15/2029 (d)	5,910,000	5,568,784
Tri Pointe Homes Inc 5.7% 6/15/2028	14,380,000	14,528,056
		84,447,186
Specialty Retail - 1.0%
Asbury Automotive Group Inc 4.5% 3/1/2028	3,534,000	3,475,237
Asbury Automotive Group Inc 4.625% 11/15/2029 (d)	10,005,000	9,613,361
Asbury Automotive Group Inc 4.75% 3/1/2030	3,523,000	3,383,564
Asbury Automotive Group Inc 5% 2/15/2032 (d)	10,800,000	10,215,745
Bath & Body Works Inc 6.625% 10/1/2030 (d)	23,165,000	23,711,486
Bath & Body Works Inc 6.75% 7/1/2036	12,766,000	12,919,792
Bath & Body Works Inc 7.5% 6/15/2029	8,335,000	8,513,452
LBM Acquisition LLC 6.25% 1/15/2029 (d)	17,805,000	15,623,888
LCM Investments Holdings II LLC 8.25% 8/1/2031 (d)	7,185,000	7,596,843
Petsmart Inc / Petsmart Finance Corp 4.75% 2/15/2028 (d)	16,195,000	15,892,620
Petsmart Inc / Petsmart Finance Corp 7.75% 2/15/2029 (d)	17,680,000	17,301,340
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)	12,115,000	12,720,399
		140,967,727
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc 4.125% 8/15/2031 (d)	6,075,000	5,491,389
Crocs Inc 4.25% 3/15/2029 (d)	8,675,000	8,252,187
Kontoor Brands Inc 4.125% 11/15/2029 (d)	5,320,000	4,941,437
		18,685,013
TOTAL CONSUMER DISCRETIONARY		768,435,204

Consumer Staples - 2.5%
Beverages - 0.0%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (d)	6,360,000	6,373,073
Consumer Staples Distribution & Retail - 1.3%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)	36,160,000	34,100,985
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.625% 1/15/2027 (d)	25,300,000	25,094,962
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)	44,700,000	43,570,047
C&S Group Enterprises LLC 5% 12/15/2028 (d)	8,615,000	7,704,141
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)	33,960,000	35,440,996
Performance Food Group Inc 4.25% 8/1/2029 (d)	8,495,000	8,167,388
Performance Food Group Inc 5.5% 10/15/2027 (d)	8,855,000	8,841,383
US Foods Inc 4.625% 6/1/2030 (d)	7,520,000	7,243,976
US Foods Inc 7.25% 1/15/2032 (d)	5,990,000	6,240,753
		176,404,631
Food Products - 1.0%
Chobani LLC / Chobani Finance Corp Inc 4.625% 11/15/2028 (d)	6,285,000	6,163,248
Darling Ingredients Inc 6% 6/15/2030 (d)	13,885,000	13,973,753
Fiesta Purchaser Inc 7.875% 3/1/2031 (d)	11,455,000	12,103,490
Fiesta Purchaser Inc 9.625% 9/15/2032 (d)	7,330,000	7,746,117
Lamb Weston Holdings Inc 4.125% 1/31/2030 (d)	12,150,000	11,558,519
Lamb Weston Holdings Inc 4.375% 1/31/2032 (d)	6,075,000	5,676,243
Post Holdings Inc 4.5% 9/15/2031 (d)	47,500,000	43,904,943
Post Holdings Inc 4.625% 4/15/2030 (d)	15,630,000	14,929,826
Post Holdings Inc 5.5% 12/15/2029 (d)	21,040,000	20,857,621
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed 4.625% 3/1/2029 (d)	8,340,000	7,892,291
		144,806,051
Household Products - 0.0%
Spectrum Brands Inc 3.875% 3/15/2031 (d)	1,993,000	1,590,075
Personal Care Products - 0.2%
BellRing Brands Inc 7% 3/15/2030 (d)	14,740,000	15,291,497
Hfc Prestige Products Inc/Hfc Prestige International Us LLC 4.75% 1/15/2029 (d)	8,760,000	8,590,460
		23,881,957
TOTAL CONSUMER STAPLES		353,055,787

Energy - 6.5%
Energy Equipment & Services - 0.7%
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (d)	5,990,000	6,244,132
Nabors Industries Inc 9.125% 1/31/2030 (d)	12,085,000	11,960,952
Nabors Industries Ltd 7.5% 1/15/2028 (d)	9,715,000	8,964,860
Noble Finance II LLC 8% 4/15/2030 (d)	5,935,000	6,053,504
Nustar Logistics LP 6% 6/1/2026	12,025,000	12,062,831
Transocean Inc 8% 2/1/2027 (d)	7,668,000	7,611,012
Transocean Inc 8.25% 5/15/2029 (d)	4,565,000	4,311,786
Transocean Inc 8.5% 5/15/2031 (d)	4,565,000	4,194,168
Transocean Inc 8.75% 2/15/2030 (d)	18,908,000	19,603,229
Transocean Titan Financing Ltd 8.375% 2/1/2028 (d)	11,118,619	11,394,883
Valaris Ltd 8.375% 4/30/2030 (d)	5,985,000	6,181,848
		98,583,205
Oil, Gas & Consumable Fuels - 5.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (d)	9,060,000	8,983,833
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (d)	17,645,000	17,617,809
California Resources Corp 8.25% 6/15/2029 (d)	6,045,000	6,209,637
Chesapeake Energy Corp 7% (j)(k)	6,915,000	1
Chesapeake Energy Corp 8% (j)(k)	2,132,000	0
Chesapeake Energy Corp 8% (j)(k)	3,385,000	0
CITGO Petroleum Corp 6.375% 6/15/2026 (d)	8,760,000	8,746,620
CITGO Petroleum Corp 8.375% 1/15/2029 (d)	26,350,000	27,325,134
Civitas Resources Inc 8.625% 11/1/2030 (d)	12,020,000	12,263,225
CNX Midstream Partners LP 4.75% 4/15/2030 (d)	6,435,000	6,078,881
CNX Resources Corp 6% 1/15/2029 (d)	5,345,000	5,342,114
CNX Resources Corp 7.375% 1/15/2031 (d)	5,930,000	6,111,689
Comstock Resources Inc 5.875% 1/15/2030 (d)	32,085,000	30,287,759
Comstock Resources Inc 6.75% 3/1/2029 (d)	20,060,000	19,833,300
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (d)	27,225,000	26,596,571
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (d)	16,090,000	17,135,271
CVR Energy Inc 5.75% 2/15/2028 (d)	22,655,000	21,723,492
CVR Energy Inc 8.5% 1/15/2029 (d)	42,375,000	41,632,874
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (d)	17,655,000	17,740,733
DT Midstream Inc 4.125% 6/15/2029 (d)	9,070,000	8,734,951
DT Midstream Inc 4.375% 6/15/2031 (d)	9,070,000	8,632,840
Energy Transfer LP 5.5% 6/1/2027	16,735,000	16,956,565
Energy Transfer LP 5.625% 5/1/2027 (d)	18,015,000	18,020,137
Energy Transfer LP 6% 2/1/2029 (d)	25,785,000	26,132,161
Energy Transfer LP 7.375% 2/1/2031 (d)	5,000,000	5,229,712
Expand Energy Corp 5.375% 3/15/2030	12,145,000	12,157,824
Expand Energy Corp 5.875% 2/1/2029 (d)	5,840,000	5,849,145
Expand Energy Corp 6.75% 4/15/2029 (d)	8,995,000	9,068,579
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (d)	5,200,000	5,280,631
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (d)	7,505,000	7,869,068
Hess Midstream Operations LP 4.25% 2/15/2030 (d)	9,875,000	9,554,933
Hess Midstream Operations LP 5.125% 6/15/2028 (d)	11,235,000	11,177,117
Hess Midstream Operations LP 5.5% 10/15/2030 (d)	6,060,000	6,086,361
HF Sinclair Corp 5% 2/1/2028	7,615,000	7,596,191
HF Sinclair Corp 6.375% 4/15/2027	3,535,000	3,546,097
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (d)	12,280,000	12,327,413
Howard Midstream Energy Partners LLC 8.875% 7/15/2028 (d)	14,895,000	15,530,868
Kinetik Holdings LP 5.875% 6/15/2030 (d)	9,060,000	9,067,330
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (d)	6,030,000	5,886,129
Murphy Oil USA Inc 3.75% 2/15/2031 (d)	5,300,000	4,867,772
Murphy Oil USA Inc 4.75% 9/15/2029	6,860,000	6,698,877
Murphy Oil USA Inc 5.625% 5/1/2027	6,030,000	6,022,386
Northern Oil & Gas Inc 8.125% 3/1/2028 (d)	6,005,000	6,063,459
Northern Oil & Gas Inc 8.75% 6/15/2031 (d)	11,950,000	12,277,227
Occidental Petroleum Corp 7.2% 3/15/2029	3,964,000	4,163,285
ONEOK Inc 6.5% 9/1/2030 (d)	17,745,000	18,933,425
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028	27,530,000	26,493,754
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)	25,400,000	23,165,722
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (d)	14,650,000	14,521,184
Permian Resources Operating LLC 5.875% 7/1/2029 (d)	8,645,000	8,645,000
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (d)	15,045,000	15,696,719
SM Energy Co 6.625% 1/15/2027	21,320,000	21,272,674
SM Energy Co 6.75% 9/15/2026	4,550,000	4,560,187
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030	12,185,000	11,683,246
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	10,170,000	9,857,730
Sunoco LP / Sunoco Finance Corp 7% 9/15/2028 (d)	5,990,000	6,169,646
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (d)	595,000	589,657
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (d)	5,935,000	5,915,473
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (d)	11,485,000	11,254,350
Talos Production Inc 9% 2/1/2029 (d)	5,340,000	5,472,950
Talos Production Inc 9.375% 2/1/2031 (d)	6,055,000	6,174,368
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031	10,360,000	10,240,848
Unit Corp 0% 12/1/2029 (Escrow) (j)	2,202,000	0
Venture Global Calcasieu 3.875% 8/15/2029 (d)	7,585,000	7,159,695
Venture Global Calcasieu 4.125% 8/15/2031 (d)	7,585,000	7,006,164
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (d)	29,640,000	30,492,181
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (d)	29,645,000	30,495,977
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (d)	13,130,000	14,179,659
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (d)	13,420,000	14,714,586
		823,121,196
TOTAL ENERGY		921,704,401

Financials - 5.3%
Capital Markets - 0.6%
AssuredPartners Inc 5.625% 1/15/2029 (d)	8,355,000	8,339,288
AssuredPartners Inc 7.5% 2/15/2032 (d)	6,065,000	6,476,006
BroadStreet Partners Inc 5.875% 4/15/2029 (d)	15,505,000	15,400,654
Coinbase Global Inc 3.375% 10/1/2028 (d)	29,675,000	27,920,513
Coinbase Global Inc 3.625% 10/1/2031 (d)	18,050,000	16,154,710
Hightower Holding LLC 6.75% 4/15/2029 (d)	5,945,000	5,915,275
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (d)	8,740,000	8,371,058
MSCI Inc 4% 11/15/2029 (d)	3,245,000	3,133,844
		91,711,348
Consumer Finance - 1.6%
Ally Financial Inc 8% 11/1/2031	144,500,000	163,245,540
Ally Financial Inc 8% 11/1/2031	20,638,000	23,251,112
OneMain Finance Corp 4% 9/15/2030	5,610,000	5,141,007
OneMain Finance Corp 5.375% 11/15/2029	9,400,000	9,217,113
OneMain Finance Corp 6.625% 1/15/2028	7,305,000	7,480,106
OneMain Finance Corp 7.125% 3/15/2026	17,483,000	17,700,471
OneMain Finance Corp 7.875% 3/15/2030	6,055,000	6,373,868
		232,409,217
Financial Services - 0.9%
Block Inc 3.5% 6/1/2031	12,070,000	11,061,650
Compass Group Diversified Holdings LLC 5% 1/15/2032 (d)	6,090,000	5,334,076
Compass Group Diversified Holdings LLC 5.25% 4/15/2029 (d)	17,730,000	16,470,711
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)	7,815,000	7,912,109
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	11,165,000	9,574,038
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	38,210,000	37,226,231
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026	14,451,000	14,357,855
James Hardie International Finance DAC 5% 1/15/2028 (d)	4,136,000	4,104,597
MGIC Investment Corp 5.25% 8/15/2028	7,710,000	7,692,424
NCR Atleos Corp 9.5% 4/1/2029 (d)	8,995,000	9,744,778
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)	4,945,000	5,108,160
		128,586,629
Insurance - 2.2%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (d)	9,105,000	8,881,245
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (d)	6,825,000	6,910,304
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (d)	6,065,000	6,265,624
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (d)	28,450,000	29,441,369
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (d)	11,125,000	10,891,526
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (d)	9,115,000	8,975,880
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (d)	49,965,000	50,009,369
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (d)	35,177,000	35,652,769
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (d)	10,385,000	10,678,605
AmWINS Group Inc 4.875% 6/30/2029 (d)	8,805,000	8,552,174
HUB International Ltd 5.625% 12/1/2029 (d)	36,135,000	35,878,684
HUB International Ltd 7.25% 6/15/2030 (d)	38,895,000	40,545,548
HUB International Ltd 7.375% 1/31/2032 (d)	15,140,000	15,764,503
Panther Escrow Issuer LLC 7.125% 6/1/2031 (d)	21,230,000	21,953,888
USI Inc/NY 7.5% 1/15/2032 (d)	8,005,000	8,451,735
		298,853,223
TOTAL FINANCIALS		751,560,417

Health Care - 3.4%
Health Care Equipment & Supplies - 0.1%
Avantor Funding Inc 3.875% 11/1/2029 (d)	6,075,000	5,729,349
Bausch + Lomb Corp 8.375% 10/1/2028 (d)	11,980,000	12,490,348
		18,219,697
Health Care Providers & Services - 2.2%
CHS/Community Health Systems Inc 10.875% 1/15/2032 (d)	19,370,000	20,307,159
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)	21,790,000	18,232,514
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)	18,245,000	15,960,270
CHS/Community Health Systems Inc 6% 1/15/2029 (d)	8,490,000	8,069,915
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)	21,795,000	15,405,700
DaVita Inc 3.75% 2/15/2031 (d)	4,180,000	3,790,671
DaVita Inc 4.625% 6/1/2030 (d)	31,515,000	30,052,925
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)	9,035,000	8,754,181
HealthEquity Inc 4.5% 10/1/2029 (d)	6,410,000	6,170,590
Molina Healthcare Inc 3.875% 11/15/2030 (d)	10,465,000	9,449,613
Molina Healthcare Inc 3.875% 5/15/2032 (d)	12,160,000	10,615,521
Molina Healthcare Inc 4.375% 6/15/2028 (d)	7,525,000	7,201,998
Owens & Minor Inc 4.5% 3/31/2029 (d)	8,310,000	7,186,569
Tenet Healthcare Corp 4.25% 6/1/2029	17,640,000	17,023,570
Tenet Healthcare Corp 4.375% 1/15/2030	43,755,000	42,067,826
Tenet Healthcare Corp 5.125% 11/1/2027	18,070,000	17,996,878
Tenet Healthcare Corp 6.125% 6/15/2030	30,025,000	30,294,264
Tenet Healthcare Corp 6.25% 2/1/2027	35,815,000	35,830,902
Tenet Healthcare Corp 6.75% 5/15/2031	6,005,000	6,178,845
		310,589,911
Health Care Technology - 0.1%
IQVIA Inc 5% 5/15/2027 (d)	12,070,000	12,000,626
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)	10,515,000	9,905,262
Charles River Laboratories International Inc 4% 3/15/2031 (d)	12,085,000	11,089,812
Charles River Laboratories International Inc 4.25% 5/1/2028 (d)	3,400,000	3,295,808
		24,290,882
Pharmaceuticals - 0.8%
1261229 BC Ltd 10% 4/15/2032 (d)	67,915,000	69,143,506
Jazz Securities DAC 4.375% 1/15/2029 (d)	12,305,000	11,903,567
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)	21,010,000	19,886,161
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)	18,260,000	15,797,010
		116,730,244
TOTAL HEALTH CARE		481,831,360

Industrials - 6.7%
Aerospace & Defense - 1.6%
ATI Inc 4.875% 10/1/2029	6,080,000	5,944,685
ATI Inc 5.125% 10/1/2031	5,395,000	5,237,097
ATI Inc 7.25% 8/15/2030	5,985,000	6,273,962
Moog Inc 4.25% 12/15/2027 (d)	3,455,000	3,375,561
TransDigm Inc 4.625% 1/15/2029	38,080,000	37,231,356
TransDigm Inc 4.875% 5/1/2029	25,000,000	24,531,903
TransDigm Inc 6.375% 3/1/2029 (d)	15,065,000	15,418,289
TransDigm Inc 6.375% 5/31/2033 (d)	35,000,000	35,222,320
TransDigm Inc 6.625% 3/1/2032 (d)	6,065,000	6,236,450
TransDigm Inc 6.75% 8/15/2028 (d)	27,225,000	27,701,438
TransDigm Inc 6.875% 12/15/2030 (d)	47,905,000	49,647,401
TransDigm Inc 7.125% 12/1/2031 (d)	12,085,000	12,583,463
		229,403,925
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (d)	14,880,000	14,962,227
Building Products - 0.2%
Advanced Drainage Systems Inc 5% 9/30/2027 (d)	2,325,000	2,300,811
Advanced Drainage Systems Inc 6.375% 6/15/2030 (d)	6,050,000	6,141,425
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (d)	9,120,000	9,311,383
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (d)	4,125,000	3,926,351
Shea Homes LP / Shea Homes Funding Corp 4.75% 4/1/2029	8,020,000	7,761,388
		29,441,358
Commercial Services & Supplies - 2.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (d)	7,690,000	7,481,519
Artera Services LLC 8.5% 2/15/2031 (d)	28,205,000	23,357,765
Brand Industrial Services Inc 10.375% 8/1/2030 (d)	44,695,000	40,567,545
Brink's Co/The 4.625% 10/15/2027 (d)	12,180,000	12,000,487
Clean Harbors Inc 6.375% 2/1/2031 (d)	4,960,000	5,064,417
CoreCivic Inc 8.25% 4/15/2029	34,400,000	36,374,526
GEO Group Inc/The 10.25% 4/15/2031	15,225,000	16,738,775
GEO Group Inc/The 8.625% 4/15/2029	21,310,000	22,643,105
GFL Environmental Inc 4% 8/1/2028 (d)	9,105,000	8,824,553
GFL Environmental Inc 4.75% 6/15/2029 (d)	12,095,000	11,825,658
GFL Environmental Inc 6.75% 1/15/2031 (d)	8,975,000	9,301,131
Madison IAQ LLC 4.125% 6/30/2028 (d)	11,390,000	11,021,943
Madison IAQ LLC 5.875% 6/30/2029 (d)	9,085,000	8,844,857
Neptune Bidco US Inc 9.29% 4/15/2029 (d)	62,340,000	60,313,950
Reworld Holding Corp 4.875% 12/1/2029 (d)	26,475,000	25,283,953
Reworld Holding Corp 5% 9/1/2030	13,761,000	13,037,074
Williams Scotsman Inc 7.375% 10/1/2031 (d)	5,990,000	6,253,099
		318,934,357
Construction & Engineering - 0.4%
Arcosa Inc 4.375% 4/15/2029 (d)	8,410,000	8,112,666
Pike Corp 5.5% 9/1/2028 (d)	37,175,000	37,023,111
Pike Corp 8.625% 1/31/2031 (d)	15,130,000	16,269,924
		61,405,701
Electrical Equipment - 0.1%
Sensata Technologies BV 4% 4/15/2029 (d)	11,970,000	11,376,645
Ground Transportation - 0.5%
Uber Technologies Inc 4.5% 8/15/2029 (d)	27,335,000	27,042,450
Uber Technologies Inc 6.25% 1/15/2028 (d)	9,175,000	9,197,278
Uber Technologies Inc 7.5% 9/15/2027 (d)	19,197,000	19,283,828
XPO Inc 6.25% 6/1/2028 (d)	5,950,000	6,046,176
XPO Inc 7.125% 2/1/2032 (d)	9,085,000	9,443,703
		71,013,435
Machinery - 0.3%
Allison Transmission Inc 5.875% 6/1/2029 (d)	7,960,000	8,010,769
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (d)(e)	17,785,000	18,542,193
Chart Industries Inc 7.5% 1/1/2030 (d)	15,680,000	16,425,286
		42,978,248
Passenger Airlines - 0.9%
Allegiant Travel Co 7.25% 8/15/2027 (d)	8,870,000	8,864,492
American Airlines Inc 7.25% 2/15/2028 (d)	19,595,000	19,995,003
American Airlines Inc 8.5% 5/15/2029 (d)	20,045,000	20,949,531
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (d)	29,825,000	29,814,546
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 11% 3/12/2030 pay-in-kind (d)(e)	6,869,487	4,396,471
United Airlines Inc 4.375% 4/15/2026 (d)	30,025,000	29,846,598
United Airlines Inc 4.625% 4/15/2029 (d)	18,025,000	17,601,683
		131,468,324
Professional Services - 0.1%
TriNet Group Inc 3.5% 3/1/2029 (d)	8,865,000	8,245,393
Trading Companies & Distributors - 0.1%
Foundation Building Materials Inc 6% 3/1/2029 (d)	5,845,000	5,481,945
FTAI Aviation Investors LLC 7.875% 12/1/2030 (d)	9,065,000	9,611,329
		15,093,274
TOTAL INDUSTRIALS		934,322,887

Information Technology - 2.7%
Electronic Equipment, Instruments & Components - 0.3%
Coherent Corp 5% 12/15/2029 (d)	9,495,000	9,292,663
CPI CG Inc 10% 7/15/2029 (d)	5,636,000	5,856,944
Lightning Power LLC 7.25% 8/15/2032 (d)	11,955,000	12,498,570
TTM Technologies Inc 4% 3/1/2029 (d)	8,870,000	8,442,611
		36,090,788
IT Services - 0.9%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (d)	9,045,000	8,679,526
CoreWeave Inc 9% 2/1/2031 (d)	23,760,000	23,658,696
CoreWeave Inc 9.25% 6/1/2030 (d)	25,930,000	26,060,971
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)	11,810,000	11,084,801
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (d)	9,345,000	9,310,214
Sabre GLBL Inc 11.125% 7/15/2030 (d)	30,145,000	31,780,366
Twilio Inc 3.625% 3/15/2029	9,995,000	9,466,093
Twilio Inc 3.875% 3/15/2031	10,460,000	9,724,724
		129,765,391
Semiconductors & Semiconductor Equipment - 0.2%
ON Semiconductor Corp 3.875% 9/1/2028 (d)	11,065,000	10,692,669
Synaptics Inc 4% 6/15/2029 (d)	7,015,000	6,622,757
Wolfspeed Inc 7.9583% 6/23/2030 (d)(j)(o)	7,970,400	7,870,770
		25,186,196
Software - 1.1%
Cloud Software Group Inc 6.5% 3/31/2029 (d)	67,735,000	68,404,561
Crowdstrike Holdings Inc 3% 2/15/2029	8,870,000	8,301,594
Elastic NV 4.125% 7/15/2029 (d)	24,245,000	23,058,779
Fair Isaac Corp 4% 6/15/2028 (d)	2,910,000	2,810,489
NCR Voyix Corp 5% 10/1/2028 (d)	5,530,000	5,439,596
NCR Voyix Corp 5.125% 4/15/2029 (d)	2,583,000	2,531,401
PTC Inc 4% 2/15/2028 (d)	6,575,000	6,406,611
UKG Inc 6.875% 2/1/2031 (d)	9,090,000	9,332,385
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	29,740,000	30,017,508
		156,302,924
Technology Hardware, Storage & Peripherals - 0.2%
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (d)	19,590,000	20,880,633
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (d)	12,720,000	13,500,207
		34,380,840
TOTAL INFORMATION TECHNOLOGY		381,726,139

Materials - 2.7%
Chemicals - 1.0%
Ingevity Corp 3.875% 11/1/2028 (d)	11,105,000	10,567,485
LSB Industries Inc 6.25% 10/15/2028 (d)	21,105,000	20,746,766
Olympus Water US Holding Corp 4.25% 10/1/2028 (d)	15,305,000	14,573,260
Olympus Water US Holding Corp 7.125% 10/1/2027 (d)	7,080,000	7,189,733
Olympus Water US Holding Corp 9.75% 11/15/2028 (d)	30,040,000	31,491,683
Scih Salt Hldgs Inc 4.875% 5/1/2028 (d)	7,820,000	7,592,975
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (d)	14,015,000	13,937,416
Scotts Miracle-Gro Co/The 4% 4/1/2031	11,945,000	10,904,248
Tronox Inc 4.625% 3/15/2029 (d)	13,295,000	10,343,642
WR Grace Holdings LLC 7.375% 3/1/2031 (d)	5,940,000	6,114,024
		133,461,232
Construction Materials - 0.2%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)	24,115,000	25,378,313
Containers & Packaging - 0.9%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (d)	5,915,000	5,577,078
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)	11,830,000	10,775,334
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (d)	6,045,000	6,050,326
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (d)	7,185,000	7,270,180
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)	44,650,000	45,568,797
Crown Cork & Seal Co Inc 7.375% 12/15/2026	4,845,000	4,997,835
Crown Cork & Seal Co Inc 7.5% 12/15/2096	12,871,000	13,015,799
Graham Packaging Co Inc 7.125% 8/15/2028 (d)	6,000,000	5,990,681
Graphic Packaging International LLC 3.75% 2/1/2030 (d)	7,880,000	7,364,351
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (d)	5,930,000	5,981,745
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (d)	5,935,000	5,991,730
Trident TPI Holdings Inc 12.75% 12/31/2028 (d)	5,870,000	6,279,691
		124,863,547
Metals & Mining - 0.6%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (d)	15,485,000	14,757,454
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)	4,970,000	5,181,593
Arsenal AIC Parent LLC 8% 10/1/2030 (d)	7,040,000	7,462,456
Cleveland-Cliffs Inc 4.625% 3/1/2029 (d)	23,720,000	22,356,010
Cleveland-Cliffs Inc 4.875% 3/1/2031 (d)	11,440,000	10,151,282
Cleveland-Cliffs Inc 7.5% 9/15/2031 (d)	3,000,000	2,994,574
Commercial Metals Co 3.875% 2/15/2031	6,135,000	5,649,766
Compass Minerals International Inc 6.75% 12/1/2027 (d)	7,378,000	7,371,178
Kaiser Aluminum Corp 4.625% 3/1/2028 (d)	11,215,000	10,962,609
Roller Bearing Co of America Inc 4.375% 10/15/2029 (d)	4,375,000	4,207,159
		91,094,081
TOTAL MATERIALS		374,797,173

Real Estate - 2.1%
Diversified REITs - 0.8%
Iron Mountain Information Management Services Inc 5% 7/15/2032 (d)	9,100,000	8,684,135
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)	7,365,000	6,969,505
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (d)	3,755,000	3,968,581
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (d)	31,410,000	30,439,908
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (d)	14,000,000	13,619,445
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (d)	11,195,000	10,829,510
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (d)	21,450,000	21,272,887
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (d)	12,240,000	11,995,075
		107,779,046
Health Care REITs - 0.5%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	11,190,000	7,614,148
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	18,080,000	13,743,148
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	38,043,000	34,900,762
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (d)	9,100,000	9,458,586
		65,716,644
Real Estate Management & Development - 0.3%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (d)	11,860,000	12,351,004
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (d)	5,305,000	5,608,419
Taylor Morrison Communities Inc 5.125% 8/1/2030 (d)	10,725,000	10,587,467
Taylor Morrison Communities Inc 5.875% 6/15/2027 (d)	9,260,000	9,325,811
Weekley Homes LLC / Weekley Finance Corp 4.875% 9/15/2028 (d)	5,045,000	4,854,538
		42,727,239
Specialized REITs - 0.5%
Iron Mountain Inc 4.5% 2/15/2031 (d)	22,025,000	20,829,287
Iron Mountain Inc 4.875% 9/15/2029 (d)	24,110,000	23,573,963
SBA Communications Corp 3.125% 2/1/2029	13,305,000	12,400,716
SBA Communications Corp 3.875% 2/15/2027	17,015,000	16,721,058
		73,525,024
TOTAL REAL ESTATE		289,747,953

Utilities - 1.8%
Electric Utilities - 1.5%
Clearway Energy Operating LLC 3.75% 1/15/2032 (d)	6,075,000	5,396,477
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)	13,295,000	12,135,122
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)	6,920,000	6,803,860
NRG Energy Inc 3.375% 2/15/2029 (d)	5,145,000	4,829,971
NRG Energy Inc 3.625% 2/15/2031 (d)	10,215,000	9,350,913
NRG Energy Inc 3.875% 2/15/2032 (d)	1,254,000	1,145,646
NRG Energy Inc 5.75% 1/15/2028	9,000,000	9,027,576
NRG Energy Inc 6% 2/1/2033 (d)	4,240,000	4,251,503
NRG Energy Inc 6.25% 11/1/2034 (d)	5,090,000	5,157,498
Pacific Gas and Electric Co 3.75% 7/1/2028	2,867,500	2,782,890
Pacific Gas and Electric Co 3.95% 12/1/2047	10,826,000	7,777,085
Pacific Gas and Electric Co 4% 12/1/2046	13,774,000	9,981,227
Pacific Gas and Electric Co 4.3% 3/15/2045	5,995,000	4,612,308
PG&E Corp 5% 7/1/2028	22,000,000	21,464,829
PG&E Corp 5.25% 7/1/2030	8,330,000	7,990,184
Vistra Operations Co LLC 4.375% 5/1/2029 (d)	23,230,000	22,510,021
Vistra Operations Co LLC 5% 7/31/2027 (d)	22,585,000	22,463,994
Vistra Operations Co LLC 5.5% 9/1/2026 (d)	3,485,000	3,483,115
Vistra Operations Co LLC 5.625% 2/15/2027 (d)	28,195,000	28,162,587
Vistra Operations Co LLC 7.75% 10/15/2031 (d)	11,985,000	12,684,828
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)	6,060,000	6,180,010
		208,191,644
Gas Utilities - 0.3%
Southern Natural Gas Co LLC 7.35% 2/15/2031	23,497,000	25,544,314
Southern Natural Gas Co LLC 8% 3/1/2032	12,475,000	14,094,892
Suburban Propane Partners LP/Suburban Energy Finance Corp 5% 6/1/2031 (d)	12,070,000	11,335,790
		50,974,996
Independent Power and Renewable Electricity Producers - 0.0%
Sunnova Energy Corp 11.75% (d)(k)	18,140,000	22,675
Sunnova Energy Corp 5.875% (d)(k)	3,020,000	3,019
		25,694
TOTAL UTILITIES		259,192,334

TOTAL UNITED STATES		5,957,397,556
ZAMBIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
First Quantum Minerals Ltd 8.625% 6/1/2031 (d)	21,965,000	22,788,688
First Quantum Minerals Ltd 9.375% 3/1/2029 (d)	14,250,000	15,051,562

TOTAL ZAMBIA		37,840,250
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $6,910,754,885)		6,865,758,483

Non-Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Summit Midstream Corp 3 month U.S. LIBOR + 7.43%, 12.2837% (e)(f)	2,912	4,469,670
Information Technology - 0.2%
Software - 0.2%
MicroStrategy Inc 9%	264,360	24,971,445
TOTAL UNITED STATES		29,441,115
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $26,704,399)		29,441,115

Preferred Securities - 2.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.2%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Energy Transfer LP 6.5% (e)(n)	10,860,000	11,030,377
Energy Transfer LP 6.625% (e)(n)	37,985,000	38,927,412
Energy Transfer LP Series G, 7.125% (e)(n)	27,290,000	28,352,659
Mesquite Energy Inc 7.25% (j)(k)(n)	21,977,000	21,977
		78,332,425
Financials - 1.4%
Banks - 1.1%
Bank of America Corp 5.875% (e)(n)	102,630,000	105,283,321
Bank of America Corp 6.25% (e)(n)	17,800,000	17,762,963
JPMorgan Chase & Co CME Term SOFR 3 month Index + 2.745%, 7.0356% (e)(f)(n)	26,340,000	26,616,844
		149,663,128
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (e)(n)	7,055,000	6,505,817
Insurance - 0.3%
Alliant Holdings LP 10.5% (e)(j)(n)	47,576,998	48,113,972
TOTAL FINANCIALS		204,282,917

Utilities - 0.2%
Electric Utilities - 0.2%
Edison International 5% (e)(n)	2,595,000	2,330,676
Edison International 5.375% (e)(n)	33,470,000	32,495,596
		34,826,272
TOTAL UNITED STATES		317,441,614
TOTAL PREFERRED SECURITIES (Cost $331,563,148)		317,441,614

Money Market Funds - 10.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (p)	4.33	1,453,126,820	1,453,417,445
Fidelity Securities Lending Cash Central Fund (p)(q)	4.33	15,385,012	15,386,550
TOTAL MONEY MARKET FUNDS (Cost $1,468,757,679)			1,468,803,995

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $12,919,212,697)	14,028,171,675
NET OTHER ASSETS (LIABILITIES) - 0.6%	91,664,122
NET ASSETS - 100.0%	14,119,835,797

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $393,453,053 or 2.8% of net assets.

(c)	Affiliated Fund
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,493,932,555 or 38.9% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)	Level 3 security
(k)	Non-income producing - Security is in default.
(l)	Non-income producing.
(m)	Security or a portion of the security is on loan at period end.
(n)	Security is perpetual in nature with no stated maturity date.
(o)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(q)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Arena Brands Holding Corp	6/18/97 - 1/12/99	21,591,597

EchoStar Corp	9/30/24	13,256,891

Fidelity Private Credit Company LLC	4/15/22 - 3/28/25	378,469,472

New Cotai LLC / New Cotai Capital Corp	9/11/20	16,677,424

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,428,611,454	635,835,625	611,029,634	15,464,797	-	-	1,453,417,445	1,453,126,820	2.5%
Fidelity Securities Lending Cash Central Fund	7,728,800	77,882,600	70,224,850	1,723	-	-	15,386,550	15,385,012	0.1%
Total	1,436,340,254	713,718,225	681,254,484	15,466,520	-	-	1,468,803,995

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	363,975,820	-	-	11,866,296	-	1,810,371	365,786,191	38,033,001
	363,975,820	-	-	11,866,296	-	1,810,371	365,786,191

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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